Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Concentration of Risk (Details) [Line Items]
Insurance coverage of credit risk (in Dollars)	$ 500,000
Description of credit risk	cash balance of RMB 278,803,307 (USD 43,729,051) was deposited with financial institutions located in China, of which RMB 260,939,899 (USD 40,927,255) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2021, cash balance of HKD 573,226,984, approximately RMB 468,670,382 (USD 73,508,851) was maintained at financial institutions in Hong Kong, of which HKD 568,115,902 approximately RMB 464,491,561 (USD 72,853,422) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of December 31, 2021, cash balance of SGD 816,155 approximately RMB 4,024,785 (USD 631,270) was maintained at DI Scheme banks in Singapore, of which SGD 666,155 approximately RMB 3,285,075 (USD 515,249) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2021, cash balance of USD 133,111 (RMB 848,673) was deposited with a financial institution located in US, none of cash was subject to credit risk. The Company’s short term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of December 31, 2021, a total of RMB 33,131,501 (USD 5,196,528) short term investments deposited with a securities company located in Hong Kong was subject to credit risk.
Number of customers	3	3
Number of vendor	1	3	1
Total Revenues [Member]
Concentration of Risk (Details) [Line Items]
Number of customers	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	32.40%	19.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	15.10%	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	14.10%	12.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	13.70%	15.60%	26.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		12.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage		10.70%
Total Revenues [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	13.60%
Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Number of vendor	4	4
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	24.60%	25.90%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	12.60%	18.60%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	12.20%	13.90%
Accounts Payable [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four vendor [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk percentage	10.70%	11.00%